Shareholder Report	6 Months Ended
Dec. 31, 2024 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Listed Funds Trust
Entity Central Index Key	0001683471
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2024
Spear Alpha ETF
Shareholder Report [Line Items]
Fund Name	Spear Alpha ETF
Class Name	Spear Alpha ETF
Trading Symbol	SPRX
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Spear Alpha ETF for the period of July 1, 2024, to December 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://spear-funds.com/. You can also request this information by contacting us at 1-800-617-0004.
Additional Information Phone Number	1-800-617-0004
Additional Information Website	https://spear-funds.com/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Spear Alpha ETF	$41	0.75%

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.75%
Updated Performance Information Location [Text Block]	Visit https://spear-funds.com/ for more recent performance information.
Net Assets	$ 52,149,250
Holdings Count | $ / shares	28
Investment Company Portfolio Turnover	111.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2024)

Net Assets	$52,149,250
Number of Holdings	28
Portfolio Turnover	111%
30-Day SEC Yield	-0.65%

Holdings [Text Block]

Top Sectors	(%)
Technology	61.3%
Utilities	9.9%
Communications	9.4%
Industrial	8.8%
Consumer, Cyclical	8.1%
Basic Materials	2.3%
Cash & Other	0.2%

Top 10 Issuers	(%)
NVIDIA Corp.	11.8%
Marvell Technology, Inc.	9.3%
Tesla, Inc.	8.1%
Cloudflare, Inc.	6.1%
Rigetti Computing, Inc.	5.6%
IonQ, Inc.	5.6%
Vistra Corp.	4.8%
Snowflake, Inc.	4.8%
Arista Networks, Inc.	4.5%
Astera Labs, Inc.	4.5%

Updated Prospectus Web Address	https://spear-funds.com/